Share-based compensation - Changes in Restricted Stock Units (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
RSUs (in Share)
Granted (in shares) | shares	59,953,110
Cancelled/Forfeited (in shares) | shares	(10,137,750)
Outstanding, ending balance (in shares) | shares	49,815,360
Weighted-average grant date fair value (US$)
Granted (in dollars per share) | $ / shares	$ 0.1045
Cancelled/Forfeited (in dollars per share) | $ / shares	0.1049
Outstanding, ending balance (in dollars per share) | $ / shares	$ 0.1045